Offsetting Assets and Liabilities - Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Effect of offsetting recognized liabilities, Derivative
Gross Amounts Offset in the Consolidated Balance Sheets, Derivative	$ 3,415	$ 1,499
Effect of offsetting recognized liabilities, Borrowings under repurchase agreements
Gross Amounts of Recognized Liabilities, Borrowings under repurchase agreements	581,773	644,137
Liabilities Presented in the Consolidated Balance Sheets, Borrowings under repurchase agreements	581,773	644,137
Financial Instruments, Borrowings under repurchase agreements	748,574	779,468
Cash Collateral Paid, Borrowings under repurchase agreements	749	1,549
Effect of offsetting recognized liabilities, Borrowings under credit facilities
Gross Amounts of Recognized Liabilities, Borrowings under credit facilities	228,000	175,306
Liabilities Presented in the Consolidated Balance Sheets, Borrowings under credit facilities	228,000	175,306
Liabilities Presented in the Consolidated Balance Sheets, Borrowings under credit facilities	259,743	175,306
Effect of offsetting recognized liabilities, Total
Gross Amounts of Recognized Liabilities, Total	813,188	820,942
Liabilities Presented in the Consolidated Balance Sheets, Total	813,188	820,942
Financial Instruments, Total	1,008,317	954,774
Cash Collateral Paid, Total	4,164	3,048
Interest rate swaps
Effect of offsetting recognized liabilities, Derivative
Gross Amounts Offset in the Consolidated Balance Sheets, Derivative	3,415	1,499
Liabilities Presented in the Consolidated Balance Sheets, Derivative	3,415	1,499
Cash Collateral Paid, Derivative	$ 3,415	$ 1,499